Additional Information Regarding Stock Options (Detail) - Predecessor $ / shares in Units, $ in Thousands	12 Months Ended
Mar. 31, 2017 USD ($) $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of stock options vested	266,311
Fair value of stock options vested | $	$ 1,185
Number of options exercisable	999,849
Weighted average exercise price of options exercisable | $ / shares	$ 34.36